Income Taxes - NOLs and carryforwards (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Research Tax Credit Carryforward
Tax Credit Carryforward
Tax credits available to carry forward	$ 10.9
General Business Tax Credit Carryforward
Tax Credit Carryforward
Tax credits available to carry forward	44.1
U.S. Federal And State
Tax Credit Carryforward
Net operating losses	$ 351.8